Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of cash and cash equivalents

	At 31 December
(in USD million)	2024	2023

Cash at bank available	3,524	2,295
Time deposits	244	1,337
Money market funds	1,278	1,875
Interest-bearing securities	857	2,563
Collateral deposits1)	2,217	1,572

Cash and cash equivalents	8,120	9,641

1) Collateral deposits are related to certain requirements of exchanges where Equinor is trading. The terms and conditions related to these requirements are determined by the respective exchanges.